Note 14 - Product Inventories	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Product Inventories
Note 14: Product Inventories
Product Inventories
Our major components of product inventories are (
in
thousands
):

	2023	2022
Concentrates	$13,328	$21,513
Stockpiled ore	7,168	6,869
In-process	8,327	8,921

Total product inventories	$28,823	$37,303